Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current taxes
Current taxes	$ (776)	$ (761)
Uncertain tax positions	26	6
Change in estimate relating to prior periods	32	22
Previously unrecognized tax benefits	40	0
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(107)	(316)
Change in estimate relating to prior periods	(26)	(8)
Recognition and utilization of loss carryforwards	15	(106)
Effect of change in provincial corporate tax rate	9	25
Uncertain tax positions	(5)	9
Total income taxes from continuing operations	$ (792)	$ (1,129)